Summary of Significant Accounting Policies (Details Narrative) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Advertising and marketing expense			$ 470,199	$ 61,159	$ 119,867	$ 25,000
IMAC Regeneration Center of St. Louis, LLC [Member]
Advertising and marketing expense	$ 72,489	$ 36,226			$ 202,541	$ 121,040